Annual Total Returns[BarChart] - Brandes International Small Cap Equity Fund - I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.03%)	26.46%	27.40%	(2.07%)	8.14%	7.50%	11.78%	(20.04%)	7.16%	4.86%